RELATED PARTIES - Key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTIES
Salaries and benefits	$ 6,703	$ 4,840
Termination costs	4,604
Share-based compensation	216	5,376
Total Key management personnel compensation	$ 11,523	$ 10,216